Client Name:	Bayview Financial, LP
Client Project Name:	2017- RT3

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

4 - Total Active Conditions
4 - Non-Material Conditions
4 - Compliance Review Scope
2 - Category: Documentation
2 - Category: Federal Consumer Protection
0 - Total Satisfied Conditions

0 - Total Waived Conditions

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